INVESTMENT LOSS (Tables)	12 Months Ended
Dec. 31, 2015
INVESTMENT LOSS [Abstract]
Schedule of investment loss
in millions of $	Investment (gain) loss

Loss on disposal of Nantong Hanwha PV-Tech Energy Co., Ltd.	1.6
Gain on liquidation of Hanwha Solar Australia Pty Ltd.	(0.3)
1.3